Provisions - Environmental, litigation in progress and third-party liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other provisions [abstract]
Non-current provisions	$ 30,487,000	$ 24,384,000
Current provisions	87,308,000	83,132,000
Provisions	117,795,000	107,516,000	$ 142,727,000
Provision reversal	5,039,000	8,584,000
Environmental rehabilitation
Other provisions [abstract]
Non-current provisions	185,000	163,000
Current provisions	711,000	1,448,000
Provision for Litigation
Other provisions [abstract]
Settlement Paid By Company	2,675,000
Reversal of provisions for cost of restructuring	1,312,000
Provision reversal	2,566,000
Provision for Litigation | FerroPem, S.A.S.
Other provisions [abstract]
Current provisions	568,000	587,000
Provisions for third-party liability
Other provisions [abstract]
Non-current provisions	7,963,000	8,263,000
Provisions	7,963,000	8,263,000	$ 10,596,000
Provisions for third-party liability | Ferroglobe France.
Other provisions [abstract]
Non-current provisions	$ 7,963,000	$ 8,263,000